Taxation - Narrative (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Current tax asset	£ 83	£ 65
Current tax liability	378	243
Provision for tax uncertainties	251	231
Deferred tax assets	138	122
Deferred tax assets arising in jurisdictions with prior year taxable losses	60	70
Temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	£ 12,200	£ 12,000